MARKETABLE DEBT SECURITIES - NONCURRENT (Tables)	12 Months Ended
Dec. 31, 2014
Noncurrent Assets
Marketable Debt Securities	Marketable debt securities – noncurrent consist of the following:

	December 31
(in US$ thousands)	2013	2014
Available-for-sale securities
Debt securities	$6,048	$4,744

Current Assets
Marketable Debt Securities	Marketable securities – current consist of the following:

	December 31
(in US$ thousands)	2013	2014
Equity securities	$21,124	$29,022
Open-end fund	336	318

	$21,460	$29,340